Average Annual Total Returns{- Consumer Staples Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-17 - Consumer Staples Portfolio	Fidelity Advisor Consumer Staples Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Consumer Staples Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Consumer Staples Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Consumer Staples Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Consumer Staples Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1506 Past 1 year	F1506 Past 5 years	F1506 Past 10 years
Total	7.61%	8.09%	9.44%	4.75%	6.20%	7.78%	5.96%	5.99%	7.33%	9.88%	8.31%	9.40%	12.31%	8.56%	9.44%	14.49%	9.68%	10.39%	14.63%		13.51%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	17.62%	11.24%	12.25%

[1]	(a)Since inception October 2, 2018.